Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	June 30,	December 31,
	2023	2022
	$’000	$’000

Derivative instruments
Foreign exchange swaps	125,000	160,448
Embedded options within listed bonds	1,940,000	1,940,000
	2,065,000	2,100,448

Schedule of fair value of derivative instruments

	June 30,	December 31,
	2023	2022
	$’000	$’000

Derivative instruments
Foreign exchange swaps	(50,051)	(1,393)
Interest rate caps	1,182	821
Embedded options within listed bonds	6,050	5,300
	(42,819)	4,728

Schedule of changes in fair value of derivative instruments

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000

Derivative instruments
Foreign exchange swaps/non-deliverable forwards	(62,439)	(2,114)	(62,109)	(3,374)
Interest rate caps	564	—	413	—
Embedded options within listed bonds	2,310	(53,330)	750	(162,330)
	(59,565)	(55,444)	(60,946)	(165,704)